Supplement dated May 22, 2009

to the Prospectus and Statement of Additional Information

dated May 1, 2009

for

Variable Universal Life Insurance Series I

issued by

American Family Life Insurance Company

and the

American Family Variable Account I

This supplement updates certain information about the individual flexible premium variable universal life insurance policies (the “Policies”) described in the above referenced prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”). Please read the supplement carefully and retain it for future reference.

American Family Life Insurance Company discontinued sales of the Policies to new Owners as of November 30, 2008. Please note the following changes to the Prospectus and SAI.

The following should be added as the second paragraph on page 1 of the Prospectus:

Sales of the Policies to new Owners were discontinued in all states as of November 30, 2008.

The following should be added as the second paragraph under the “Policy Benefits/Risk Summary” section on page 4 of the Prospectus:

Sales of the Policies to new Owners were discontinued in all states as of November 30, 2008. Please note that current Owners retain all their rights and benefits under the Policy, including, but not limited to, the right to make additional premium payments, transfer Cash Value among the Subaccounts and Fixed Account, and request a partial surrender of part of their Surrender Value or fully surrender the Policy.

The following should be added to the end of the first paragraph under the “Purchasing a Policy” section on page 15 of the Prospectus:

Please note that sales of the Policies to new Owners were discontinued in all states as of November 30, 2008.

The first paragraph on page 13 of the SAI under the “Sale of the Policies” section is changed to read as follows:

Sales of the Policies to new Owners were discontinued in all states as of November 30, 2008.

If you have any questions regarding this supplement, please contact us at 1-800-MYAMFAM (1-800-692-6326) or contact your registered representative.